Derivative Financial instruments	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about financial instruments [abstract]
Derivative Financial instruments

19. Derivative Financial instruments

The Group’s derivative financial liabilities consist of fair value-measured instruments arising from certain financing arrangements and embedded features within convertible instruments. These liabilities are measured in accordance with IFRS 9 and classified as financial liabilities at fair value through profit or loss (FVTPL).

1. Convertible Notes and Warrants

As part of a financing arrangement, the Group issued convertible promissory notes and share purchase warrants to a group of accredited investors during the period. The features underlying the convertible notes and related warrants were classified as derivative financial liabilities and are recognised at fair value on the consolidated statement of financial position. Changes in fair value are recognised in profit or loss at each reporting date.

2. Publicly floated warrants

The functional currency of the Company is the Euro and as the exercise price of the Company’s share purchase warrants is fixed in US Dollars, these warrants are considered a liability as a variable amount of cash in the Company’s functional currency will be received on exercise. Accordingly, these warrants are classified and accounted for as a derivative liability at fair value through profit or loss.

As of June 30, 2025 and December 31, 2024, there were 8,869,633 warrants outstanding. The warrants entitle the holder to purchase one Class A ordinary share of Parent at an exercise price of $11.50 per share. Until warrant holders acquire the Parent’s Class A ordinary shares upon exercise of such warrants, they have no rights with respect to the Parent’s Class A ordinary shares. The warrants expire on December 10, 2025, or earlier upon redemption or liquidation in accordance with their terms. The fair value of the warrants is determined with reference to the prevailing market price for warrants that are trading on the NASDAQ under the ticker HTOOW.

The fair value of the warrants as at June 30, 2025 and December 31, 2024 was €0.08 million and €0.18 million, respectively.

€’000	Convertible Notes	Private Warrants	Public warrants	Total Derivative Liabilities
Balance – December 31, 2024	445	14	177	636
Fair value movement on warrants unexercised (including exchange differences)	-	-	(101)	(101)
Fair value on initial recognition of derivative liabilities	3,933	1,870	-	5,803
(Decrease) / increase due to conversions during period	(453)	-	-	(453)
(Gain) / loss due to fair value movements during period	361	-	-	361
(Gain) / loss due to fair value movements at remeasurement	(2,669)	(1,030)	-	(3,699)
Reclassification of convertible notes on consolidation	(354)	-	-	(354)
Balance – June 30, 2025	1,263	854	76	2,193